Reconciliation to Form 5500 - Reconciliation of Net Assets Available for Benefits per the Financial Statements to Form 5500 (Details) - Retirement Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 18,911,236	$ 17,072,320
Active participants with delinquent loans	(12,343)	(11,805)
Master Trust through December 31, 2025	(32,068)	(68,766)
Net assets available for benefits per Form 5500	$ 18,866,825	$ 16,991,749